Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income for the year	$ 1,558	$ 1,592
Defined benefit pension plans:
Remeasurements	592	(121)
Related income tax (expense) recovery	(157)	32
Defined benefit pension plans	435	(89)
Equity investments measured at fair value through other comprehensive income (FVTOCI):
Increase (decrease) in fair value	10	(302)
Related income tax (expense) recovery	(3)	40
Equity investments measured at FVTOCI	7	(262)
Items that will not be reclassified to net income	442	(351)
Cash flow hedging derivative instruments:
Unrealized loss in fair value of derivative instruments	(210)	(320)
Reclassification to net income of loss on debt derivatives	50	286
Reclassification to net income or property, plant and equipment of loss (gain) on expenditure derivatives	100	(36)
Reclassification to net income for accrued interest	(15)	(49)
Related income tax recovery	42	50
Cash flow hedging derivative instruments	(33)	(69)
Share of other comprehensive income (loss) of equity-accounted investments, net of tax	2	(5)
Items that may subsequently be reclassified to net income	(31)	(74)
Other comprehensive income (loss) for the year	411	(425)
Comprehensive income for the year	$ 1,969	$ 1,167